CONTRACT COSTS, NET	6 Months Ended
Dec. 31, 2025
CONTRACT COSTS, NET
CONTRACT COSTS, NET

NOTE 9. CONTRACT COSTS, NET

Contract costs, net consisted of the following:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Party		(Unaudited)	(Unaudited)
Contract costs	¥57,093,826	¥28,357,632	$4,055,087
Allowance for credit losses	(3,546,418)	(1,837,880)	(262,813)
Total contract costs, net	¥53,547,408	¥26,519,752	$3,792,274

As of December 31, 2025, total contracts costs, net amounted to ¥26.5 million ($3.8 million), of which 16.8%, or ¥4.5 million ($0.6 million) have been subsequently realized as the date of this report, and the remaining balance is expected to be utilized by December 2026.

The net recovery of credit losses of contract costs was ¥521,268 for the six months ended December 31, 2024. The net recovery of credit losses of contract costs was ¥1,622,050 ($231,950) for the six months ended December 31, 2025.

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Beginning balance	¥8,394,288	¥3,546,418	$507,131
Reversal of allowance	(4,079,681)	(1,622,050)	(231,950)
Charge to cost of sales	(768,189)	(86,488)	(12,368)
Ending balance	¥3,546,418	¥1,837,880	$262,813